Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2025
	Consolidated
	Book Value			Volume / Position
Derivative instruments	Long	Short	Net	Long	Short	Net	Unit
Options	652	(720)	(68)	3,800	(7,600)	(3,800)	US$
NDF	17,692	(1,565)	16,127	-	(74,615)	(74,615)	US$
Soybean - Futures	1,224	(1,906)	(682)	1,463,970	(2,829,650)	(1,365,680)	bags
Soybean - Structured products	-	(810)	(810)	-	(560,161)	(560,161)	bags
Basis - Futures	-	(876)	(876)	-	(233,589)	(233,589)	bags
Corn - Put Options	3,623	-	3,623	216,354	-	216,354	bags
Corn - Futures	3,978	-	3,978	-	(607,050)	(607,050)	bags
Corn - Structured products	591	-	591	-	(88,446)	(88,446)	bags
Cotton - Structured products	1,050	-	1,050	-	(10,330,050)	(10,330,050)	lbs.
Cotton - Call Options	-	(11)	(11)	-	(6,350,000)	(6,350,000)	lbs.
Cotton - Futures	2,293	(141)	2,152	-	(10,922,350)	(10,922,350)	lbs.
Fattened cattle - Futures	23	-	23	-	(1,650)	(1,650)	@
Ethanol - Futures	4	(7,181)	(7,177)	-	(58,800)	(58,800)	M^3
TRS - Future	526	(512)	14	-	(30,336,000)	(30,336,000)	kg
Swap	8,496	(19,402)	(10,906)	531,741,790	(531,741,790)	-	R$
Margin deposited	430	-	430	-	-	-	-
Total Risks - Derivatives	40,582	(33,124)	7,458

Total - Current	29,609	(15,492)
Total - non-current	10,973	(17,632)

Results on June 30, 2025 (Note 26)
Realized	69,737	(112,456)
Unrealized	110,798	(47,080)
	2026
	Consolidated
	Book Value			Volume / Position
Derivative instruments	Long	Short	Net	Long	Short	Net	Unit
NDF	9,072	(1,028)	8,044	1,918	(47,492)	(45,574)	US$
USD – Structured products	1,058	(385)	673	-	(8,800)	(8,800)	US$
Soybean – Call Options	-	(1,575)	(1,575)	-	(362,857)	(362,857)	bags
Soybean - Futures	2,636	(1,525)	1,111	666,750	(2,420,937)	(1,754,187)	bags
Soybean – Structured products	92	-	92	-	(83,911)	(83,911)	bags
Corn - Futures	922	-	922	-	(212,947)	(212,947)	bags
Corn – Structured products	342	-	342	-	(587,373)	(587,373)	bags
Cotton – Call Options	-	(179)	(179)	-	(2,150,000)	(2,150,000)	lbs.
Cotton – Put Options	140	-	140	2,150,000	-	2,150,000	lbs.
Cotton - Futures	380	(2,033)	(1,653)	2,150,000	(7,400,000)	(5,250,000)	lbs.
Fed cattle - Futures	-	-	-	-	(31,680)	(31,680)	@
Ethanol – Call Options	-	(1,826)	(1,826)	-	(6,600)	(6,600)	m^3
Ethanol - Futures	7	(247)	(240)	-	(16,200)	(16,200)	m^3
TRS - Future	903	-	903	-	(6,000,000)	(6,000,000)	kg
Swap	20,561	(19,048)	1,513	415,433	(415,433)	-	R$
Margin deposited	173	(1,228)	(1,055)	-	-	-	-
Total Risks - Derivatives	36,286	(29,074)	7,212

Total - Current	15,163	(9,456)
Total – non-current	21,123	(19,618)

Results on June 30, 2026 (Note 26)
Realized	103,247	(90,008)
Unrealized	30,861	(29,623)
	134,108	(119,631)

Schedule of Derivatives by Maturity	Derivatives by maturity:
Maturity	6/30/2026	6/30/2025
2025	-	8,836
2026	6,073	7,485
2027	(1,221)	(1,559)
2028	20,426	8,450
2029	(649)
2030	(17,417)	(15,754)
	7,212	7,458